Financial Instruments with Preferred Rights - Additional Information (Details)		1 Months Ended
	Mar. 19, 2021 $ / shares	Mar. 31, 2021	Dec. 31, 2023 shares	Nov. 01, 2023 shares	May 01, 2023 shares	Nov. 01, 2022 shares	Mar. 18, 2021 shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares			43,058,000	29,895	30,312	25,468
Financial instruments with preferred rights
Disclosure Of Financial Instruments [Line Items]
Conversion from preferred shares to ordinary shares after share consolidation			24,745,572
Preference Shares | Financial instruments with preferred rights
Disclosure Of Financial Instruments [Line Items]
Number of shares issued at consolidation			46,232
Number of preferred shares							24,791,804
Number of shares outstanding							24,791,804
Initial public offering price | $ / shares	$ 17
Preferred shares conversion ratio		1